OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2022
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
11. OTHER INFORMATION BY NATURE

Personnel costs in 2022, 2021 and 2020 amounted to €527,316 thousand, €483,747 thousand and €389,927 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2022, 2021 and 2020 the Group had an average number of employees of 4,691, 4,571 and 4,428, respectively.

Depreciation amounted to €259,849 thousand, €230,097 thousand and €217,952 thousand for the years ended December 31, 2022, 2021 and 2020, respectively, and amortization amounted to €286,376 thousand, €225,892 thousand and €208,685 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.